UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6042

Name of Fund: BlackRock Europe Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Europe Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock Europe Fund, Inc.

Schedule of Investments as of September 30, 2006

                                                               Shares                                         (in U.S. dollars)
Country                 Industry                                 Held    Common Stocks                               Value
==============================================================================================================================
Finland - 3.4%          Communications Equipment - 2.3%       171,166    Nokia Oyj                               $   3,395,480
                        ------------------------------------------------------------------------------------------------------
                        Electric Utilities - 1.1%              57,929    Fortum Oyj                                  1,541,750
                        ------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Finland              4,937,230
==============================================================================================================================
France - 13.4%          Commercial Banks - 3.9%                31,401    BNP Paribas SA                              3,375,104
                                                               51,692    Credit Agricole SA                          2,268,261
                                                                                                                 -------------
                                                                                                                     5,643,365
                        ------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 1.9%      25,196    Vinci SA                                    2,802,322
                        ------------------------------------------------------------------------------------------------------
                        IT Services - 1.5%                     40,350    Capgemini SA                                2,138,077
                        ------------------------------------------------------------------------------------------------------
                        Machinery - 1.0%                        6,432    Vallourec SA                                1,498,372
                        ------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.9%                 77,744    Mittal Steel Company NV                     2,712,206
                        ------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 3.2%     70,218    Total SA                                    4,603,103
                        ------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in France              19,397,445
==============================================================================================================================
Germany - 11.6%         Automobiles - 1.3%                     36,650    Bayerische Motoren Werke (BMW) AG           1,961,055
                        ------------------------------------------------------------------------------------------------------
                        Capital Markets - 2.3%                 27,194    Deutsche Bank AG                            3,278,079
                        ------------------------------------------------------------------------------------------------------
                        Chemicals - 3.5%                       27,952    BASF AG                                     2,236,033
                                                               54,676    Bayer AG                                    2,784,291
                                                                                                                 -------------
                                                                                                                     5,020,324
                        ------------------------------------------------------------------------------------------------------
                        Electric Utilities - 2.2%              26,495    E.ON AG                                     3,137,433
                        ------------------------------------------------------------------------------------------------------
                        Insurance - 2.3%                       19,420    Allianz SE                                  3,357,454
                        ------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Germany             16,754,345
==============================================================================================================================
Ireland - 1.8%          Commercial Banks - 1.8%                98,554    Allied Irish Banks Plc                      2,619,218
                        ------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Ireland              2,619,218
==============================================================================================================================
Italy - 8.3%            Commercial Banks - 5.7%               430,872    Banca Intesa SpA                            2,832,199
                                                              252,386    Capitalia SpA                               2,090,268
                                                              396,063    UniCredito Italiano SpA                     3,283,718
                                                                                                                 -------------
                                                                                                                     8,206,185
                        ------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 2.6%    126,309    Eni SpA                                     3,739,253
                        ------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Italy               11,945,438
==============================================================================================================================
Netherlands - 2.8%      Commercial Services &                  19,555    Randstad Holdings NV                        1,112,481
                        Supplies - 0.8%
                        ------------------------------------------------------------------------------------------------------
                        Household Durables - 2.0%              83,954    Koninklijke (Royal) Philips
                                                                         Electronics NV                              2,942,676
                        ------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the Netherlands      4,055,157
==============================================================================================================================
Sweden - 5.6%           Diversified Financial                 136,007    Investor AB                                 2,830,174
                        Services - 2.0%
                        ------------------------------------------------------------------------------------------------------
                        Machinery - 2.1%                      113,260    Atlas Copco AB                              2,975,016
                        ------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 1.5%         48,355    Svenska Cellulosa AB (SCA)                  2,216,984
                        ------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Sweden               8,022,174
==============================================================================================================================

BlackRock Europe Fund, Inc.

Schedule of Investments as of September 30, 2006

                                                               Shares                                         (in U.S. dollars)
Country                 Industry                                 Held    Common Stocks                               Value
==============================================================================================================================
Switzerland - 8.0%      Capital Markets - 4.7%                 38,571    Credit Suisse Group                     $   2,225,457
                                                               76,515    UBS AG                                      4,564,235
                                                                                                                 -------------
                                                                                                                     6,789,692
                        ------------------------------------------------------------------------------------------------------
                        Construction Materials - 1.7%          30,112    Holcim Ltd.                                 2,454,202
                        ------------------------------------------------------------------------------------------------------
                        Textiles Apparel & Luxury              49,545    Compagnie Financiere Richemont AG           2,378,571
                        Goods - 1.6%
                        ------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Switzerland         11,622,465
==============================================================================================================================
United Kingdom - 39.1%  Aerospace & Defense - 1.8%            345,548    BAE Systems Plc                             2,551,188
                        ------------------------------------------------------------------------------------------------------
                        Commercial Banks - 6.4%               279,447    Barclays Plc                                3,518,208
                                                              170,185    HBOS Plc                                    3,360,149
                                                               90,702    Standard Charted Plc                        2,317,742
                                                                                                                 -------------
                                                                                                                     9,196,099
                        ------------------------------------------------------------------------------------------------------
                        Electric Utilities - 2.7%             162,312  + British Energy Group Plc                    1,760,010
                                                              138,993    Drax Group Plc                              2,164,017
                                                                                                                 -------------
                                                                                                                     3,924,027
                        ------------------------------------------------------------------------------------------------------
                        Insurance - 5.1%                      193,630    Aviva Plc                                   2,832,022
                                                              187,056    Prudential Plc                              2,318,327
                                                              185,892    Resolution Plc                              2,144,173
                                                                                                                 -------------
                                                                                                                     7,294,522
                        ------------------------------------------------------------------------------------------------------
                        Internet & Catalog Retail - 1.5%      123,010    GUS Plc                                     2,219,626
                        ------------------------------------------------------------------------------------------------------
                        Media - 1.6%                          289,358    Reuters Group Plc                           2,348,483
                        ------------------------------------------------------------------------------------------------------
                        Metals & Mining - 7.4%                 73,713    Anglo American Plc                          3,074,645
                                                              164,004    BHP Billington Plc                          2,824,539
                                                              284,255    Corus Group Plc                             2,060,165
                                                               58,059    Rio Tinto Plc                               2,740,545
                                                                                                                 -------------
                                                                                                                    10,699,894
                        ------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 7.2%    211,120    BG Group Plc                                2,559,389
                                                              548,365    BP Plc                                      5,961,491
                                                               52,660  + Cairn Energy Plc                            1,834,518
                                                                                                                 -------------
                                                                                                                    10,355,398
                        ------------------------------------------------------------------------------------------------------
                        Specialty Retail - 1.2%               282,441    Kesa Electricals Plc                        1,718,598
                        ------------------------------------------------------------------------------------------------------
                        Trading Companies &                   106,374    Wolseley Plc                                2,237,361
                        Distributors - 1.5%
                        ------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication          1,721,670    Vodafone Group Plc                          3,931,524
                        Services - 2.7%
                        ------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the
                                                                         United Kingdom                             56,476,720
==============================================================================================================================
                        Total Investments
                        (Cost - $131,927,300*) - 94.0%                                                             135,830,192

                        Other Assets Less Liabilities - 6.0%                                                         8,603,541
                                                                                                                 -------------
                        Net Assets - 100.0%                                                                      $ 144,433,733
                                                                                                                 =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..............................               $ 131,928,049
                                                                  =============
      Gross unrealized appreciation ...............               $   6,174,930
      Gross unrealized depreciation ...............                  (2,272,787)
                                                                  -------------
      Net unrealized appreciation .................               $   3,902,143
                                                                  =============

+     Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Europe Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Europe Fund, Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Europe Fund, Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Europe Fund, Inc.

Date: November 17, 2006